File No. 33-43477
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                      POST EFFECTIVE AMENDMENT NO. 1
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      EQUITY OPPORTUNITY TRUST, SPECIAL SITUATIONS
      SERIES 10
  B.  Name of Depositor:
      UBS FINANCIAL SERVICES INC.
  C.  Complete address of Depositor's principal executive office:
      UBS FINANCIAL SERVICES INC.
      1000 Harbor Boulevard
      Weehawken, New Jersey 07086
  D.  Name and complete address of agents for service:
      UBS FINANCIAL SERVICES INC.
      Attention: Christine Tripi
      1000 Harbor Boulevard
      Weehawken, New Jersey 07086
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on May 24, 2005) pursuant to paragraph
      (b) of Rule 485.
  E.  Total and amount of securities being registered:
      An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.
  F. Proposed maximum offering price to the public of the securities being registered:
      Indefinite pursuant to Rule 24f-2
  G. Amount of filing fee, computed at .0001177 of the proposed maximum aggregate offering price to the public:
      In accordance with Rule 24f-2, a fee in the amount of $2,179.11 was paid on March 17, 2005 in connection with the filing of the Rule 24f-2 Notice for the Trust's most recent fiscal year.
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.

                        EQUITY OPPORTUNITY TRUST
                      SPECIAL SITUATIONS SERIES 10
                         Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933 (Form N-8B-2 Items required by Instruction 1 as to Prospectus on Form S-6)
Form N-8B-2                                   Form S-6
Item Number                                   Heading in Prospectus
  I.    Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.   General Description of the Trust and Securities of the
        Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.
  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unitholders
        Securities, under the Indenture )
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.
        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        provisions of Trust             )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.
  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.
  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.
  VI.   Information concerning Insurance of
        Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.   Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.
  VIII. Financial and Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.

             Equity Opportunity Trust
            Special Situations Series 10
              "Dividend Ruler Stocks"
             (A Unit Investment Trust)

               18,639,011 Units



UBS Financial Services Inc. has devised a set of criteria that identifies "Dividend Ruler" stocks whose historical dividend growth has been "as straight as a ruler" during the past 10 year period (see "Investment Strategy-The "Dividend
Ruler" Stocks" in Part A of this Prospectus).

Designed for Total Return From:
Current Dividend Income

Capital Appreciation

Professional Selection

Diversification

Optional Reinvestment of Cash
Distributions


The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                 SPONSOR:

             UBS Financial Services Inc.


This prospectus consists of two parts:  Part A and Part B.


Prospectus Part A dated May 24, 2005



No person is authorized to give any information or make any
representations about this Trust not contained in this
Prospectus, and you should not rely on any other information.
Read and keep both parts of this prospectus for future
reference.
Table of Contents
Part A                                    Page
Brief Description of the Trust's
 Investment Portfolio........             A - 3
Is this Trust Appropriate for You?        A - 4
Summary of Risks                          A - 4
Essential Information Regarding the Trust A - 9
Report of Independent Registered Public
 Accounting Firm                          A - 10
Statement of Financial Condition          A - 11
Statement of Operations                   A - 12
Statement of Changes in Net Assets        A - 13
Notes to Financial Statements             A - 14
Schedule of Investments                   A - 15
Part B
Summary of Certain Trust Features         B - 1
The Trust.      ..........................B - 2
Risk Factors and Special Considerations...B - 4
Federal Income Taxes......................B - 7
Public Offering of Units..................B - 8
   Public Offering Price..................B - 8
   Sales Charge and Volume Discount.......B - 8
   Employee Discount......................B - 9
   Eligible Accounts......................B - 9
   Exchange Option........................B - 9
   Conversion Option......................B - 10
   Distribution of Units..................B - 11
   Secondary Market for Units.............B - 11
   Sponsor's Profits......................B - 12
Redemption................................B - 12
Valuation.................................B - 13
Comparison of Public Offering Price and
  Redemption Value..................      B - 14
Expenses of the Trust.....................B - 14
Rights of Unitholders.....................B - 15
Distributions.............................B - 15
Reinvestment Plan.........................B - 15
Administration of the Trust...............B - 16
   Accounts...........................    B - 16
   Reports and Records....................B - 16
   Portfolio Supervision..................B - 16
Amendment of the Indenture................B - 17
Termination of the Trust..................B - 17
Sponsor...................................B - 17
Code of Ethics............................B - 18
Trustee...................................B - 18
Independent Registered Public Accounting
 Firm                                     B - 19
Legal Opinions..........................  B - 19

EQUITY OPPORTUNITY TRUST, SPECIAL SITUATIONS
SERIES 10  -  PART A

Brief Description of the Trust

1. Objectives and Goals

The Equity Opportunity Trust, Special Situations
Trust Series 10 - "Dividend Ruler" Stocks
("Trust") seeks total return through dividend income and capital appreciation by investing for approximately three (3) years in a fixed portfolio of 20 stocks ("Portfolio") chosen by UBS Financial Services Inc., the Sponsor.

The 20 stocks, chosen by the Sponsor on February
13, 2004, were included in the Portfolio because they best met the Sponsor's criteria for "dividend ruler" stocks and, in the Sponsor's opinion, have stable and likely growing dividend income potential.

You can invest in the Portfolio by purchasing units of the Trust ("Units"). Each Unit represents an equal share of the Portfolio stocks and is entitled to an equal share of dividend income generated by such stocks after deducting
Trust expenses.

As of January 31, 2005, 100% of the Trust's
Portfolio was invested in common stocks as described briefly below.

2. Investment Strategy - The "Dividend Ruler"
Stocks

Although dividends have always been a
significant component of historical return, the Sponsor believes that they have deservedly regained investors' attention, especially since the May 2003 tax cut sharply reduced the dividend tax rate to 15%. The Sponsor observes that with the tax rate on dividends and capital gains now equal, many companies are responding by initiating or increasing dividends. In the Sponsor's opinion, rising dividend payout ratios and dividend per share growth rates will enhance stock returns, providing investors with a stable, and likely growing, income stream along with capital appreciation potential.

Therefore, the Sponsor created its
"dividend ruler" strategy in order to identify companies that have had a history of consistently increasing dividends along with earnings.
Although past performance is no guarantee of future results, the Sponsor believes that stocks issued by companies which meet all four of the criteria set forth below should benefit from the re-emergence of dividends: these are stocks whose historical dividend growth has been "straight as a ruler" during the past ten year period.

The Portfolio contains 20 stocks originally chosen by the Sponsor on February 13, 2004 because as of that date all such stocks met each of the four criteria of the "dividend ruler" strategy set forth below:

a dividend yield greater than the yield of the S&P 500 Index;

rated Buy 1 or Buy 2 by the Sponsor (See
"UBS Investment Research Ratings System" below);

a 10-year compound average growth rate of dividends per share greater than 5%; and

exhibited the greatest consistency of their last 40 quarterly cash dividend payments*.

While applying each of these four criteria
to current dividend paying stocks, the Sponsor
isolated the actual dividend payment as the main
criterion to find stocks that grow their
dividends not only at a healthy rate, but also
consistently.
_______________
* Using historical data, the Sponsor measured the consistency of a stock's cash dividend payment over the past 40 quarters by determining a linear "best fit" line for each stock's cash dividend payment over such period. The stocks that demonstrated the least amount of deviation from this straight line were deemed to have the most consistent dividend growth.
 In addition to the above characteristics, the Portfolio includes a mix of stocks diversified across various sectors. The Sponsor observes that many of the "dividend ruler" stocks tend to be issued by companies in the less cyclical sectors of the economy.

Brief Description of the Trust's Investment
Portfolio

On January 31, 2005, the aggregate market value
of the Trust Portfolio was $19,408,720. The
common stocks in the Trust's Portfolio have been
issued by companies who receive income and derive
revenues from multiple industry sources, but
whose primary industry is listed in the "Schedule
of Investments" in this Prospectus Part A.
                               Approximate
                               Percent
                               of Aggregate
                               Market Value
Primary Industry Source        of the Trust

Beverages                      3.91%
Consumer Products              5.83%
Cosmetics & Toiletries         16.45%
Distribution/Wholesale         5.82%
Financial Institutions/Banks   23.66%
Home Furnishings               5.53%
Industrial Gases               11.31%
Insurance-Life/Health          4.66%
Insurance-Property/Casualty    8.91%
Multimedia                     5.67%
Pharmaceutical                 3.11%
Telecommunications             5.14%

Is this Trust Appropriate for You?

Yes, if you are seeking total return over the life of the Trust by investing in common stocks issued by companies that the Sponsor believes have dividend income and capital appreciation potential. You can benefit from a portfolio whose risk is reduced by investing in stocks of several different issuers from various industries.

No, if you want a managed investment that changes to take advantage of market movements, if you are uncomfortable with the Investment
Strategy, you are unable or unwilling to assume the risks involved generally with equity investments or if you need high current income or seek preservation of capital.

Summary of Risks

You can lose money by investing in the
Trust. This can happen for various reasons. A further discussion of the risks summarized below can be found in Part B of this Prospectus.

1. Risks of Investing in the Trust

Certain risks are involved with an
investment in a unit trust which holds common stocks. For example:

The Trust holds a fixed Portfolio of stocks originally chosen on February 13, 2004, prior to the date of this Prospectus. Because the Trust's
Portfolio is fixed and not managed like a mutual fund, the Trust will not by and sell Portfolio stocks because of market changes.

The Trust may, in the future, continue to buy more of the Portfolio stocks when additional
Units are offered to the public or for the Reinvestment Plan (described in Part B of this
Prospectus), even though those stocks may no longer be rated Buy 1 or Buy 2 by the Sponsor.

The Trust Portfolio may not remain constant during the life of the Trust. The Trustee may be required to sell stocks to pay Trust expenses, to tender stocks under certain circumstances or to sell stocks in the event certain negative events occur.

The sale of stocks from the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount you receive upon termination may be less than the amount you paid.

If many investors sell their Units, the Trust will have to sell stocks. This could reduce the diversification of your investment and increase your share of Trust expenses.

The price of your Units depends upon the full range of economic and market influences including the prices of equity securities, the condition of the stock markets and other economic influences that affect the global or United States economy.

Assuming no changes occur in the prices of the stocks held by the Trust, the price you paid for your Units will generally be less than the price you paid because your purchase price included a sales charge.

The stocks in the Trust's Portfolio will generally trade on a domestic stock exchange or in the over-the-counter market. UBS Financial
Services Inc. cannot assure you that a liquid trading market will exist. The value of the Trust's Portfolio, and of your investment, may be reduced if trading in one or more stocks is limited or absent.

Additional stocks and Treasury obligations may be purchased by the Trust when additional Units are to be offered to the public or for the Reinvestment Plan. Costs, such as brokerage fees, incurred in purchasing such additional stocks and Treasury obligations will be borne by the Trust.
Your Units will be worth less as a result of the Trust's payment of these brokerage fees and other expenses.

The Investment Strategy may not produce the anticipated results.

2. Risks of Investing in Stocks

Investing always involves risks. The risks described below are the most significant risks associated with investing in the stocks held by the Trust.

Holders of common stocks such as those held by the Trust have rights that are generally inferior to the holders of debt obligations or preferred stocks.

Common stocks are not obligations of the issuer.
Therefore, they do not provide any assurance of income or provide the degree of protection of debt securities.

The stocks held by the Trust can be expected to fluctuate in value depending on a wide variety of factors, such as economic and market influences affecting corporate profitability, financial condition of issuers, changes in worldwide or national economic conditions, the prices of equity securities in general and the Trust's stocks in particular.

Description of UBS Investment Research Ratings
System

 UBS Financial Services Inc. used the UBS
Investment Research ratings system in the analysis and selection of the securities contained in the Trust. The ratings are as follows:

The UBS Equity Ratings System
UBS rating   Definition          UBS rating   Definition            Rating category
Buy 1        FSR(1) is > 10%     Buy 2        FSR(1) is > 10%       Buy
             above the MRA(2),                above the MRA(2),
             higher degree of                 lower degree of
             predictability(3)                predictability(3)
Neutral 1    FSR(1) is between   Neutral 2    FSR(1) is between     Hold/Neutral
             -10% and 10% of                  -10% and 10% of
             the MRA(2), higher               the MRA(2),lower
             degree of                        degree of
             predictability(3)                predictability(3)
Reduce 1     FSR(1) is > 10%     Reduce 2     FSR(1) is > 10%       Sell
             below the MRA(2),                below the MRA(2),
             higher degree of                 lower degree of
             predictability(3)                predictability(3)

______________
(1) Forecast Stock Return (FSR) is defined as
expected percentage price appreciation plus gross
dividend yield over the next 12 months.

(2) Market Return Assumption (MRA) is defined as the one-year local market interest rate plus 5%
(an approximation of the equity risk premium).

(3) Predictability Level: The predictability level indicates an analyst's conviction in the FSR. A predictability level of `1' means that the analyst's estimates of FSR is in the middle of a narrower, or smaller, range of possibilities. A predictability of `2' means that the analyst's estimate of FSR is in the middle of a broader, or larger, range of possibilities.


 Of course, there can be no assurance that the securities rated Buy according to this ratings system will in fact perform in the manner described above.

Fees and Expenses

                               Unitholder Fees
                                    As a
                                 percentage
                                 of $10,000
                                  invested
Creation and Development Fee       .60% max.*
 (.50% of NAV, max. of 0.60% of
 your initial investment)
Sales Charges                     3.50% max.**
Total Maximum Sales Charges       4.10% max.
________________
* You will pay less than this amount unless the average net asset value (NAV) of the Trust through the date of collection is considerably higher than your initial investment. See the table contained in the Creation and
     Development Fee discussion below for
examples.

** Unitholders will pay less than this amount if they are entitled to a volume discount based on minimum amounts invested, eligible for an employee discount, purchasing through certain eligible fee-based accounts or eligible for reduced Sales
Charges in connection with an exchange option or a conversion option, all as discussed in "Public
Offering of Units" in Part B of this Prospectus.

Estimated Annual Operating Expenses of the Trust

 This table shows the fees and expenses a
Unitholder may pay, either directly or
indirectly, and assumes an investment of $10,000,
when investing in Units of the Trust.
                          Amount as a       Amount per
                        % of net assets  $10,000 invested
                          (as of the       (as of the
                          first day of     first day of
                           the Trust)       the Trust)
Trustee's Fee                .172%           $17.00
Portfolio, Bookkeeping
and Administrative Expenses  .123%           $12.20
Other Operating Expenses     .024%            $2.40
 Total                       .319%           $31.60
Estimated Initial
 Organization Costs
 of the Trust*               .202%           $20.00
________________
*  Applicable only to purchasers of Units during
the initial offering period, which is
approximately six (6) months
("Initial Offering Period").

Example

 This example may help you compare the cost of investing in the Trust to the cost of investing in other investment vehicles.

 The example below assumes that you invest
$10,000 in the Trust for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Trust's annual operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR  3 YEARS 5 YEARS 10 YEARS

  $327 $479  $867   $1,689

 See "Expenses of the Trust" in Part B of this Prospectus for additional information regarding expenses.

Marketing and Distribution Fees

 Unitholders will pay an Initial Sales Charge of 1%, plus five (5) monthly Deferred Sales Charges of $2.50 per 1,000 Units (totaling $12.50 per
1,000 Units) in year one and five (5) monthly
Deferred Sales Charges of $2.50 per 1,000 Units,
(totaling $12.50 per 1,000 Units) in year two of the Trust's three (3) year life (or $25.00 total per 1,000 Units for such two-year period), which will be deducted from the Trust's net assets from August, 2004 through December, 2004 and from
August, 2005 through December, 2005. If you sell, redeem or exchange your Units on or prior to February 28, 2005, any unpaid sales charges payable prior to that date will be deducted from your proceeds. If you sell, redeem or exchange your Units after February 28, 2005, all remaining sales charges will be deducted. The Initial and Deferred Sales Charges cover the costs associated with marketing and distributing the Trust. See
"Public Offering of Units" in Part B of this
Prospectus for further details.

Availability of Exchange Option

 The Exchange Option applies to holders of Units of this Special Situations Trust who wish to "exchange" their Units for units of a different trust offered by UBS Financial Services Inc. and designated as an "Exchange Trust," at no Initial
Sales Charge.

When this Trust is about to terminate, you may elect the Exchange Option and acquire units of certain other UBS Financial
Services Inc. unit trusts designated as
"Exchange Trusts" in Part B of this
Prospectus under the heading "Public
Offering of Units--Exchange Option."

Unitholders electing the Exchange Option may exchange their Units of this Trust for units of one or more Exchange Trusts, at no Initial Sales Charge. Units acquired through the Exchange Option will be subject to the Deferred Sales Charges, if any, applicable to units of an Exchange Trust.

If you elect the Exchange Option, your
units will be sold and the sale proceeds of the sale will be used to acquire units of the Exchange Trust(s) you have designated for purchase, if such units are available.

If you decide not to elect the Exchange
Option, you will receive a cash
distribution after this Trust terminates.
Of course, you may redeem your Units at any time (see "Redemption" in Part B of this Prospectus).

For a discussion of the tax effects of
electing the Exchange Option, see "Public
Offering of Units--Exchange Option" in Part
B of this Prospectus. Unitholders are
encouraged to consult with their own tax advisors as to the consequences to them of electing the Exchange Option.

Availability of Conversion Option

If you own units of any unit investment
trust sponsored by a company other than UBS
Financial Services Inc., and those units were initially offered at a maximum applicable sales charge of at least 2.50%, you may elect to apply the cash proceeds of the sale or redemption of those units directly to acquire, at a reduced sales charge, units of this Trust or any Exchange
Trust. (See "Conversion Option" in Part B of this Prospectus for further details.)

ESSENTIAL INFORMATION REGARDING THE TRUST
              As of January 31, 2005

Sponsor:   UBS Financial Services Inc.
Trustee:   Investors Bank & Trust Company
Initial Date of Deposit: February 24, 2004
Aggregate Market Value of Securities in Trust:                         $19,408,720

Number of Units:                                                       18,639,011

Fractional Undivided Interest in the Trust Represented by
  Each Unit:                                                           1/18,639,011th

Calculation of Public Offering Price Per Unit*

Aggregate Value of Net Assets in Trust                                 $19,245,960

Divided by 18,639,011 Units                                            $1.0326

Plus Sales Charge of 1.00% of Public Offering Price                    $0.0104

Public Offering Price per Unit                                         $1.0430

Redemption Value per Unit:                                             $1.0326

Excess of Public Offering Price over Redemption Value per Unit:        $0.0104

Sponsor's Repurchase Price Per Unit:                                   $1.0326

Excess of Public Offering over Sponsor's Repurchase Price per Unit:    $0.0104

Evaluation Time:                                                       Closing time of
                                                                       the regular trading
                                                                       session on the New York Stock
                                                                       Exchange, Inc. (ordinarily 4 P.M.
                                                                       New York Time).

Income Account Distribution Dates* *:                                  June 25, 2004 and quarterly
                                                                       thereafter and on or after the
                                                                       Mandatory Termination Date.

Capital Account Distribution Dates* *:                                 December 25, 2004, 2005, 2006 and on
                                                                       or after the Mandatory Termination
                                                                       Date. No distributions of less than
                                                                       $0.005 per Unit need be made from the
                                                                       Capital Account on any Distribution
                                                                       Date.

Record Dates:                                                          June 10, 2004 and quarterly
                                                                       thereafter.

Mandatory Termination Date:                                            February 28, 2007

Discretionary Liquidation Amount:                                      40% of the value of the stocks upon
                                                                       completion of the deposit of the
                                                                       stocks.

Estimated Annual Expenses of the Trust* * *                            $.0029 per Unit

    *  The Public Offering Price will be based
upon the value of the Stocks next computed following receipt of the purchase order plus the applicable
sales charges. (See " Valuation ").
   * * See " Distributions "
* * * See " Expenses of Trust ". Estimated dividends from the Stocks, based upon last dividends actually paid, are expected by the Sponsor to be
sufficient to pay estimated expenses of the Trust.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
THE UNITHOLDERS, SPONSOR AND TRUSTEE
EQUITY OPPORTUNITY TRUST, SPECIAL SITUATIONS
SERIES 10
 We have audited the accompanying statement of financial condition, including the schedule of investments, of Equity Opportunity Trust, Special
Situations Series 10 (the "Trust") as of January
31, 2005 and the related statements of operations and changes in net assets for the period from February 24, 2004 (date of deposit) to January 31,
2005. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

 We conducted our audit in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January
31, 2005 by correspondence with the Trustee. We believe that our audit provides a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equity Opportunity
Trust, Special Situations Series 10 at January 31,
2005 and the results of its operations and changes in its net assets for the period from February 24, 2004 to January 31, 2005, in conformity with U.S.
generally accepted accounting principles.

ERNST & YOUNG LLP

New York, New York
May 11, 2005

             EQUITY OPPORTUNITY TRUST,
            SPECIAL SITUATIONS SERIES 10
           STATEMENT OF FINANCIAL CONDITION
               January 31, 2005


                     ASSETS
Common stock - at market value (Cost $18,363,292)
(note 1 to schedule of investments)                 $19,408,720
Dividends receivable                                35,214
Cash                                                52,193
Deferred sales charge from unitholders              8,751

Total assets                                        $19,504,878
              LIABILITIES AND NET ASSETS
Deferred sales charge payable to sponsor                                      $243,048
Accrued expenses payable                                                      15,870

Total liabilities                                                             $258,918

Net assets (18,639,011 units of fractional undivided interest outstanding):

Cost of 18,639,011 units (note B)                                             $18,548,780
Less sales charge (note C)                                                    (185,488)
Net amount applicable to investors                                            18,363,292
Net unrealized market appreciation (note D)                                   1,045,428
Net amount applicable to unitholders                                          19,408,720
Undistributed investment income-net                                           70,048
Overdistributed proceeds from securities sold                                 (232,808)

Net assets                                                                    19,245,960

Total liabilities and net assets                                              $19,504,878

Net asset value per unit                                                      $1.0326

          See accompanying notes to financial statements.

             EQUITY OPPORTUNITY TRUST,
            SPECIAL SITUATIONS SERIES 10
              STATEMENT OF OPERATIONS
                                                           For the period
                                                           from February 24,
                                                           2004 (initial date
                                                           of deposit) to
                                                           January 31,
                                                           2005
Operations:
Dividend income                                            $389,126
Total investment income                                    389,126


Less expenses:
Trustee's fees, expenses and evaluator's expense           429,220
Total expenses                                             429,220
Investment income-net                                      (40,094)


Realized and unrealized gain on investments-net:
Net realized gain on securities transactions               30,170
Net change in unrealized market appreciation               1,045,428
Net realized and unrealized gain on investments            1,075,598
Net increase in net assets resulting from operations       $1,035,504



See accompanying notes to financial statements

             EQUITY OPPORTUNITY TRUST,
           SPECIAL SITUATIONS SERIES 10
        STATEMENT OF CHANGES IN NET ASSETS
                                                           For the period
                                                           from February 24,
                                                           2004 (initial date
                                                           of deposit) to
                                                           January 31,
                                                           2005
Operations:
Investment income-net                                      ($40,094)
Net realized gain on securities transactions               30,170
Net change in unrealized market appreciation               1,045,428
Net increase in net assets resulting from operations       1,035,504

Less: Distributions to Unitholders (note E)
Investment income                                          259,960
Total distributions                                        259,960

Less: Units Redeemed By Unitholders (note F)
Value of units redeemed at date of redemption              1,738,120
Undistributed income at date of redemption                 4,009
Total redemptions                                          1,742,129
Decrease in net assets                                     (966,585)

Net assets:
Beginning of period                                        ---
Supplemental deposits                                      20,212,545
End of period                                              $19,245,960

        See accompanying notes to financial statements.

             EQUITY OPPORTUNITY TRUST,
            SPECIAL SITUATIONS SERIES 10
            NOTES TO FINANCIAL STATEMENTS

               January 31, 2005

(A) The financial statements of the Trust are prepared on the accrual basis of accounting.
Security transactions are accounted for on the date the securities are purchased or sold.

(B) Cost to investors represents the initial public offering price as of the initial date of deposit, and the value of units through supplemental deposits computed on the basis set forth under "Public Offering Price of Units".

(C) Sales charge in the Initial Public Offering period was 1.00% (1.01% of the net amount invested). See "Public Offering of Units - Sales
Charge and Volume Discount", for information relating to the secondary market.

(D) At January 31, 2005, the gross unrealized market appreciation was $1,750,000 and the gross unrealized market depreciation was ($704,762).
The net unrealized market depreciation was $1,045,428.

(E) Regular distributions of net income and principal receipts not used for redemption of units are made quarterly. Special distributions may be made as the Sponsor and Trustee deem necessary to comply with income tax regulations.

(F) The following units were redeemed with
proceeds of securities sold as follows:
                                                                   For the period
                                                                   from February 24,
                                                                   2004 (initial date
                                                                   of deposit) to
                                                                   January 31,
                                                                   2005
Total number of units redeemed                                     1,750,000
Redemption amount                                                  $1,742,129
The following units were sold through supplemental deposits:
Number of units sold                                               20,389,011
Value of amount, net of sales charge                               $20,212,545

 (G) Financial Highlights: The following table
describes the performance for the fiscal periods
indicated. Total return shows how much an
investment in the trust would have increased (or
decreased) during the period, assuming
reinvestment of all dividends and distributions.
These figures have been derived from the trust's
financial statements.
                                                                        For the period
                                                                        from February 24,
                                                                        2004 (initial date
                                                                        of deposit) to
                                                                        January 31,
                                                                        2005
Per unit operating performance ($):
Net asset value, beginning of period                                    .9900
Income from investment operations:
  Investment income-net                                                 (.0023)
  Realized and unrealized gain on investments-net
   transactions
..0586
  Net increase in net assets resulting from operations                  .0563
Less distributions                                                      (.0137)
Net asset value, end of period                                          1.0326
Total return (%):                                                       5.70
Ratios (%):
Ratio of expenses to average net assets                                 2.45
Ratio of investment income-net to average net assets                    (.23)

EQUITY OPPORTUNITY TRUST,
            SPECIAL SITUATIONS SERIES 10
SCHEDULE OF INVESTMENTS
              As of January 31, 2005
COMMON STOCKS (100%)

Name of Issuer                                   Number of Shares       Market Value(1)
Beverages (3.91%)
The Coca-Cola Company                            18,284                 $758,603
Consumer Products (5.83%)
The Clorox Company                               19,043                 1,131,535
Cosmetics & Toiletries (16.45%)
Avon Products, Inc.                              24,193                 1,021,428
The Gillette Company                             24,087                 1,221,692
The Procter & Gamble Company                     17,848                 950,049
Distribution/Wholesale (5.82%)
Genuine Parts Company                            26,680                 1,129,364
Financial Institutions/Banks (23.66%)
Bank of America Corporation                      22,405                 1,038,920
Fannie Mae                                       11,793                 761,592
Freddie Mac                                      14,384                 939,131
The Bank of New York Company, Inc.               28,769                 854,727
U.S. Bancorp                                     33,232                 998,622
Home Furnishings (5.53%)
Leggett & Platt, Incorporated                    37,667                 1,073,510
Industrial Gases (11.31%)
Air Products and Chemicals, Inc.                 18,671                 1,099,909
Praxair, Inc.                                    25,386                 1,095,406
Insurance-Life/Health (4.66%)
Lincoln National Corporation                     19,591                 903,929
Insurance-Property/Casualty (8.91%)
ACE Limited                                      21,094                 915,480
The St. Paul Travelers Companies, Inc. (2)       21,659                 813,079
Multimedia (5.67%)
The McGraw-Hill Companies, Inc.                  12,160                 1,100,480
Pharmaceutical (3.11%)
Pfizer Inc.                                      25,018                 604,435
Telecommunications (5.14%)
ALLTEL Corporation                               18,111                 996,829
TOTAL INVESTMENTS                                                       $19,408,720


(1)   Valuation of Securities was made by the
      Trustee as described in "Valuation" in
      Part B of this Prospectus.
(2)   Effective 4/2/04, Travelers Property
      Casualty Corp. merged with The St.
      Paul Companies to form The St. Paul
      Travelers Companies, Inc.






(THIS PAGE INTENTIONALLY LEFT BLANK)




             EQUITY OPPORTUNITY TRUST
SPECIAL SITUATIONS SERIES 10
               PROSPECTUS PART B
PART B OF THIS PROSPECTUS MAY NOT BE
DISTRIBUTED
            UNLESS ACCOMPANIED BY PART A.

Part B contains a description of the important features of Equity Opportunity Trust, Special
Situations Series 10 and also includes a more detailed discussion of the investment risks that a Unitholder might face while holding Trust
Units.

           SUMMARY OF CERTAIN TRUST FEATURES

Trust Security Selection

 UBS Financial Services Inc. used the UBS
Investment Research ratings system in the analysis and selection of the securities contained in the Trust. The ratings are as follows:

The UBS Equity Ratings System
UBS rating   Definition          UBS rating   Definition            Rating category
Buy 1        FSR(1) is > 10%     Buy 2        FSR(1) is > 10%       Buy
             above the MRA(2),                above the MRA(2),
             higher degree of                 lower degree of
             predictability(3)                predictability(3)
Neutral 1    FSR(1) is between   Neutral 2    FSR(1) is between     Hold/Neutral
             -10% and 10% of                  -10% and 10% of
             the MRA(2), higher               the MRA(2),lower
             degree of                        degree of
             predictability(3)                predictability(3)
Reduce 1     FSR(1) is > 10%     Reduce 2     FSR(1) is > 10%       Sell
             below the MRA(2),                below the MRA(2),
             higher degree of                 lower degree of
             predictability(3)                predictability(3)

______________
(1) Forecast Stock Return (FSR) is defined as
expected percentage price appreciation plus gross
dividend yield over the next 12 months.

(2) Market Return Assumption (MRA) is defined as the one-year local market interest rate plus 5%
(an approximation of the equity risk premium).

(3) Predictability Level: The predictability level indicates an analyst's conviction in the FSR. A predictability level of `1' means that the analyst's estimates of FSR is in the middle of a narrower, or smaller, range of possibilities. A predictability of `2' means that the analyst's estimate of FSR is in the middle of a broader, or larger, range of possibilities.

 Of course, there can be no assurance that the securities rated Buy according to this ratings system will in fact perform in the manner described above.

 Additional Deposits. After the first deposit on the Initial Date of Deposit the Sponsor may, from time to time, cause the deposit of additional
Portfolio stocks ("Additional Securities"), in the Trust where additional Units are to be offered to the public (see "The Trust" in this Prospectus Part B). The Trust, when acquiring such Additional Securities, may purchase stocks notwithstanding that, at the time of such purchase, such stocks may no longer be rated Buy by the Sponsor. Costs incurred in acquiring such Additional Securities will be borne by the Trust.
Unitholders will experience a dilution of their investment as a result of such brokerage fees and other expenses paid by the Trust during such deposits of Additional Securities purchased by the Trustee with cash or cash equivalents pursuant to instructions to purchase such Additional Securities. (See "The Trust" and "Risk
Factors and Special Considerations" in this Prospectus Part B.)

 Public Offering Price. Units will be charged a combination of an Initial Sales Charge on the date of purchase of 1.00% of the Public Offering
Price, plus Deferred Sales Charges which will aggregate $25.00 per 1,000 Units over the seventh
(7th) (August, 2004) through eleventh (11th)
(December, 2004) months of the Trust's first year and in the seventh (7th) (August, 2005) through eleventh (11th) (December, 2005) months of the second year of the Trust's three-year life. For example, on the Initial Date of Deposit, on a $1,000 investment, $990 is invested in the Trust and a $10 Initial Sales Charge is collected. In addition, a Deferred Sales Charge of $2.50 per 1,000 Units will be deducted from the Trust's net asset value on the 2nd Business Day prior to the tenth (10th) day of each month from months seven
(7) through eleven (11) of the Trust's first year and in the seventh (7th) through eleventh (11th) months of the second year for a total of $25.00 over the Trust's three year life. This deferred method of payment keeps more of the investor's money invested over a longer period of time than would be the case if a single sales charge of the same amount were collected on the initial date of purchase. The sales charges are reduced on a graduated scale for volume purchasers and are reduced for certain other purchasers. Units are offered at the Public Offering Price computed as of the Evaluation Time for all sales subsequent to the previous evaluation. The Public Offering
Price on the Initial Date of Deposit and any date subsequent to the Initial Date of Deposit will vary from the Public Offering Price set forth under "Essential Information Regarding the Trust" in Part A of this Prospectus. Units redeemed or repurchased prior to the accrual of the final
Deferred Sales Charge installment may, depending on the date of such redemption or purchase, have the amount of any remaining installments deducted from the redemption or repurchase proceeds or deducted in calculating an in-kind redemption
(see "Public Offering of Units" in this
Prospectus Part B). In addition, during the initial public offering period, the Public
Offering Price will include an amount sufficient to reimburse the Sponsor for the payment of all or a portion of the Initial Organizational Costs described more fully in "Public Offering Price" in this Prospectus Part B.

 Distributions. The Trustee will make
distributions on the Distribution Dates (see
"Distributions" and "Administration of the Trust" in this Prospectus Part B). Unitholders may elect to have their Income and Capital Account distributions automatically reinvested into additional Units of the Trust at no Initial Sales
Charge (see "Reinvestment Plan" in this
Prospectus Part B). (Such Units, like all Units, will be subject to Deferred Sales Charges.) Upon termination of the Trust, the Trustee will distribute to each Unitholder of record on such date his or her pro rata share of the Trust's assets, less expenses. See "Termination of the Trust" in this Prospectus Part B. The sale of stocks in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.

 Termination. Unitholders may receive their termination proceeds in cash (or, at the Sponsor's election, in-kind for distributions in excess of $500,000) after the Trust terminates
(see "Termination of the Trust" in this
Prospectus Part B). Under normal circumstances the Trustee will sell the stocks held in the Trust within fifteen (15) days of the Trust's
Mandatory Termination Date. Moneys held upon such sale or maturity of Trust stocks will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. The Trust will terminate approximately 3 years after the Initial Date of Deposit regardless of market conditions at the time (see "Termination of the Trust" and "Federal
Income Taxes" in this Prospectus Part B.)

 Exchange Option. Unitholders may elect to exchange any or all of their Units of this Trust for units of one or more of any series of unit investment trust sponsored by UBS Financial
Services Inc., at a reduced sales charge under certain circumstances described under "Public
Offering of Units--Exchange Option" in this Prospectus Part B.

 Market for Units. The Sponsor, though not obligated to do so, presently intends to maintain a secondary market for Units. The public offering price in the secondary market will be based upon the value of the Securities next determined after receipt of a purchase order, plus the applicable sales charge (see "Public Offering of Units--
Public Offering Price" and "Valuation" in this
Prospectus Part B). If a secondary market is not maintained, a Unitholder may dispose of his or her Units only through redemption. With respect to redemption requests in excess of $500,000, the Sponsor may determine in its sole discretion to direct the Trustee to redeem Units "in-kind" by distributing Trust stocks to the redeeming
Unitholder (see "Redemption" in this Prospectus
Part B).

                 THE TRUST

 The Trust is one of a series of similar but separate unit investment trusts created under New
York law by the Sponsor pursuant to a Trust
Indenture and Agreement* ("Indenture") dated as of the Initial Date of Deposit, between UBS
Financial Services Inc., as Sponsor, and
Investors Bank & Trust Company, as Trustee

*Reference is hereby made to said Trust Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
 ("Trustee"). The objective of the Trust is total return through an investment in dividend-paying stocks selected by the Sponsor at the time the Trust's Portfolio was constructed. Of course, there can be no assurance that the objective of the Trust will be achieved.

 On the Initial Date of Deposit, the Sponsor deposited with the Trustee confirmations of contracts for the purchase of Portfolio stocks together with an irrevocable letter or letters of credit of a commercial bank or banks in an amount at least equal to the purchase price. The value of the stocks was determined on the basis described under "Valuation" in this Prospectus
Part B. In exchange for the deposit of the contracts to purchase the stocks, the Trustee delivered to the Sponsor a receipt for Units representing the entire ownership of the Trust.

 With the deposit on the Initial Date of Deposit, the Sponsor established a proportionate relationship between the stocks in the Trust's
Portfolio (determined by reference to the number of shares of each issue of such stock). The
Sponsor may, from time to time, cause the deposit of Additional Securities in the Trust when additional Units are to be offered to the public or pursuant to the Reinvestment Plan. During the Initial Offering Period, deposits of Additional
Securities or cash in connection with the issuance and sale of additional Units will maintain, to the extent practicable, the original proportionate relationship among the number of shares of each Portfolio stock. The original proportionate relationship is subject to adjustment to reflect the occurrence of a stock split or a similar event which affects the capital structure of the issuer of a stock but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event, to reflect a merger or reorganization, to reflect the acquisition of stocks or to reflect a sale or other disposition of a stock. It may not be possible to maintain the exact original proportionate relationship among the stocks deposited on the Initial Date of Deposit because of, among other reasons, purchase requirements, changes in prices, brokerage commissions or unavailability of stocks (see "Administration of the Trust--Portfolio Supervision" in this
Prospectus Part B). Units may be continuously offered to the public by means of this Prospectus
(see "Public Offering of Units--Public Offering
Price" in this Prospectus Part B), resulting in a potential increase in the number of Units outstanding. Deposits of Additional Securities subsequent to the Initial Offering Period must replicate the proportionate relationship among the number of shares of each of the stocks comprising the Portfolio immediately prior to such deposit of Additional Securities. Stock dividends issued in lieu of cash dividends, if any, received by the Trust will be sold by the Trustee and the proceeds there from shall be added to the Income Account (see "Administration of the Trust" and "Reinvestment Plan" in this Prospectus Part B).

 On the Initial Date of Deposit each Unit represented the fractional undivided interest in the Portfolio and net income of the Trust set forth under "Essential Information Regarding the Trust" in Part A of this Prospectus. However, if additional Units are issued by the Trust (through the deposit of Additional Securities for purposes of the sale of additional Units or pursuant to the Reinvestment Plan), the aggregate value of stocks in the Trust will be increased and the fractional undivided interest represented by each Unit in the balance will be decreased. If any Units are redeemed, the aggregate value of stocks in the Trust will be reduced, and the fractional undivided interest represented by each remaining
Unit in the balance will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust (see "Termination of the Trust" in this Prospectus Part B).

 Investors should be aware that the Trust, unlike a mutual fund, is not a "managed" fund and as a result the adverse financial condition of a company will not result in the elimination of its stock from the Portfolio except under certain limited circumstances (see "Administration of the Trust--Portfolio Supervision" in this Prospectus
Part B). In addition, stocks will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated dividend yields or rates of appreciation.

 The issuers of Securities in the Trust's portfolio may be attractive acquisition candidates pursuant to mergers, acquisitions and tender offers. In general, tender offers involve a bid by an issuer or other acquiror to acquire a stock pursuant to the terms of its offer. Payment generally takes the form of cash, securities
(typically bonds or notes), or cash and
securities. Pursuant to federal law a tender offer must remain open for at least 20 days and withdrawal rights apply during the entire offering period. Frequently offers are conditioned upon a specified number of shares being tendered and upon the obtaining of financing. There may be other conditions to the tender offer as well. Additionally, an offeror may only be willing to accept a specified number of shares. In the event a greater number of shares is tendered, the offeror must take up and pay for a pro rata portion of the shares deposited by each depositor during the period the offer remains open.

 The Trust is not managed and has been structured with certain automatic provisions contained in the Indenture, including criteria to be applied in the event of a tender offer, merger or reorganization. The foregoing may interfere with the Trust's ability to maximize its objectives and, consequently, a Unitholder's value. In such case, Unitholders shall have no rights against the Trust, the Sponsor, the Trustee or any other party associated with the Trust. The foregoing is not a disclaimer of responsibilities under
Section 36 of the Investment Company Act of 1940.

 In the event the Trustee is notified of any vote to be taken or proposed to be taken by holders of the securities held by the Trust in connection with any proposed merger, reorganization, spin-off, split-off or split-up by the issuer of securities held in the Trust, the Trustee shall use its best efforts to vote the securities as closely as practicable in the same manner and in the same general proportion as the Portfolio securities held by owners other than the Trust are voted. In the event that an offer shall be made by any person to exchange stock or securities for any Portfolio securities
(including but not limited to a tender offer), the Trustee shall reject such offer. If stock or other securities are received by the Trustee, with or without cash, as a result of any merger, reorganization, tender offer, spin-off, split-off, or split-up by the issuer of Portfolio securities held in the Trust Fund or in exchange for Portfolio securities (including any stock or securities received notwithstanding the Trustee's rejection of an offer or received without an initial offer), the Trustee, at the direction of the Sponsor, may retain or sell such stock or securities in the Trust Fund. Any stock or securities so retained shall be subject to the terms and conditions of the Indenture to the same extent as the Portfolio securities originally deposited hereunder. The Trustee shall give notice to the Unitholders of the retention of stock or securities acquired in exchange for Portfolio securities within five Business Days after such acquisition.

 Additional shares of Portfolio securities received as a distribution on Portfolio securities (other than shares received in a non-taxable distribution which shall be retained by the Trust Fund) shall be sold and the proceeds credited to the Income Account.

 Investors should note that UBS Financial
Services Inc., UBS AG, UBS Securities LLC and other affiliates, in their general securities business, act as agent or principal in connection with the purchases and sales of equity securities, including the stocks in the Trust's
Portfolio, and may act as a market maker in certain of such stocks. UBS Financial Services
Inc., UBS AG, UBS Securities LLC and other affiliates also from time to time issue reports and may make recommendations relating to equity securities, including the stocks in the Trust's
Portoflio, and have provided, and may continue to provide, investment banking services to the issuers of the stocks in the Trust's Portfolio.

 Investors should note in particular that the stocks in the Trust were selected by the Sponsor on the date set forth in this Prospectus Part A prior to the Initial Date of Deposit. The Trust may continue to purchase Additional Securities when additional Units are offered to the public or pursuant to the Reinvestment Plan, or may continue to hold stocks originally selected through this process. This may be the case even though the stocks may no longer be rated Buy by the Sponsor. In addition, the Sponsor may continue to sell Trust Units even if UBS
Financial Services Inc. changes a recommendation relating to one or more stocks in the Trust.

RISK FACTORS AND SPECIAL CONSIDERATIONS

 An investment in Units of the Trust should be made with an understanding of the risks inherent in an investment in common stocks in general. The general risks are associated with the rights to receive payments from the issuer which are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims against the issuer have been paid or provided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

 The Trust is not appropriate for investors who require high current income or seek conservation of capital.

 Common stocks do not represent an obligation of the issuer. Therefore, they do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Unlike debt securities which typically have a stated principal amount payable at maturity, common stocks do not have a fixed principal amount or a maturity.
Additionally, the value of the stocks in the Trust's Portfolio may be expected to fluctuate over the life of the Trust.

 Any distributions of income to Unitholders will generally depend upon the declaration of dividends by the issuers of Trust stocks and the declaration of dividends depends upon several factors, including the financial condition of the issuers and general economic conditions. In addition, there are investment risks common to all equity issues. Portfolio stocks may appreciate or depreciate in value depending upon a variety of factors, including the full range of economic and market influences affecting corporate profitability, the financial condition of issuers, changes in national or worldwide economic conditions, and the prices of equity securities in general and the Portfolio stocks in particular. Distributions of income, generally made by declaration of dividends, is also dependent upon several factors, including those discussed above in the preceding sentence.

 Investors should note that the Trust's objective may not be realized because the stocks held in the Portfolio may not perform as well as expected, and other investment vehicles with similar investment objectives may hold stocks that outperform the Trust's stocks during the Trust's lifetime. Additionally, there is no guarantee that the Investment Strategy will be successful.

 The Sponsor's buying and selling of the Trust stocks, especially during the initial offering of Units of the Trust, or to satisfy redemptions of Units or to reimburse the Sponsor for the Initial
Organizational Costs or to pay the Creation and Development Fee or the accrued Deferred Sales
Charge to the Sponsor, may impact upon the value of the Portfolio stocks and the Units. During the Initial Public Offering the Sponsor may also purchase large blocks of the Portfolio stocks in connection with the offering of other investment funds holding substantially the same portfolio of stocks as the Trust. The Sponsor's acquisition of certain of the stocks in open market purchases may have the unintended result of increasing the market price for such stocks during the period that the Sponsor is acquiring stocks for the Trust.

 Additional Securities may be purchased by the Trust when additional Units are offered to the public or for the Reinvestment Plan. Investors should note that the creation of additional Units subsequent to the Initial Date of Deposit may have an effect upon the value of previously existing Units. To create additional Units the Sponsor may deposit cash (or cash equivalents, e.g., a bank letter of credit in lieu of cash) with instructions to purchase Additional
Securities in amounts and in percentage
relationships described above under "The Trust."
To the extent the price of a stock increases or decreases between the time cash is deposited with instructions to purchase the Additional Security and the time the cash is used to purchase the Additional Security, Units will represent less or more of that stock and more or less of the other stocks in the Trust. Unitholders will be at risk because of price fluctuations during this period since if the price of shares of a stock increases, Unitholders will have an interest in fewer shares of that stock, and if the price of a stock decreases, Unitholders will have an interest in more shares of that stock, than if the stock had been purchased on the date cash was deposited with instructions to purchase the stock. In order to minimize these effects, the Trust will attempt to purchase Additional
Securities as closely as possible to the Evaluation Time or at prices as closely as possible to the prices used to evaluate the Trust at the Evaluation Time. Thus price fluctuations during this period will affect the value of every Unitholder's Units and the income per Unit received by the Trust. In addition, costs, such as brokerage fees, incurred in connection with the acquisition of Additional Securities will be borne by the Trust and will affect the value of every Unitholder's Units. Your Units will be worth less as a result of the Trust's payment of brokerage fees and other expenses.

 Investors should note that the Trust has adopted an internal policy that prohibits the ownership of any issue of Portfolio stock by all Special
Situations Trusts combined beyond 9.9% of the then-current outstanding common stock of such issuer. The Sponsor is authorized to immediately discontinue the offering of any additional Units of any Special Situations Trust, including those to be created for Reinvestment Plan purposes, until such time as all Special Situations Trusts, in the aggregate, hold less than 9.9% of the then-current outstanding common stock of such issuer.

 In the event a contract to purchase a Portfolio stock to be deposited on the Initial Date of Deposit or any other date fails, cash held or available under a letter or letters of credit, attributable to such failed contract may be reinvested in another stock or stocks having characteristics sufficiently similar to the stocks originally deposited (in which case the original proportionate relationship shall be adjusted) or, if not so reinvested, distributed to Unitholders of record on the last day of the month in which the failure occurred. The distribution will be made fifteen (15) days following such record date and, in the event of such a distribution, the Sponsor will refund to each Unitholder the portion of the sales charge attributable to such failed contract.

 Because the Trust is organized as a unit investment trust, rather than as a management investment company, the Trustee and the Sponsor do not have authority to manage the Trust's assets fully in an attempt to take advantage of various market conditions to improve the Trust's net asset value, but may dispose of Portfolio stocks only under certain limited circumstances
(see the discussion below relating to disposition of stocks which may be the subject of a tender offer, merger or reorganization and also the discussion under the caption "Administration of the Trust--Portfolio Supervision" in this
Prospectus Part B).

 Although the Trust is not managed, the Trust
Portfolio may not remain constant during the life of the Trust. The Trustee may be required to sell
Portfolio securities to pay Trust expenses, to tender Portfolio securities under certain circumstances or to sell Portfolio securities in the event certain negative events occur. The sale of securities from the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust.
For this reason, among others, the amount you receive upon termination may be less than the amount you paid. If many investors sell their Units, the Trust will have to sell Portfolio securities. These sales could result in losses for the Trust and increase your share of Trust expenses. Due to merger and acquisition activity, as well as the reasons described above, the Trust may have to tender or sell securities in the Trust Portfolio. If the Trust must tender or sell
Portfolio securities for any of these reasons, such tenders or sales may reduce the diversification of your investment.

 A number of the stocks in the Trust's Portfolio may also be owned by other clients of the Sponsor. However, because these clients may have investment objectives which differ from that of the Trust, the Sponsor may sell certain stocks from such clients' accounts in instances where a sale of such stocks by the Trust would be impermissible, such as to maximize return by taking advantage of attractive market fluctuations in such stocks. As a result, the amount realized upon the sale of the stocks from the Trust's Portfolio may not be the highest price attained for an individual stock during the life of the Trust.

 The Sponsor may have acted as underwriter, manager, or co-manager of a public offering of the stocks deposited into the Trust's Portfolio on the Initial Date of Deposit, or as an adviser to one or more of the issuers of the stocks, during the last three years. The Sponsor or affiliates of the Sponsor may serve as specialists in the Trust's Portfolio stocks on one or more stock exchanges and may have a long or short position in any of these stocks or in options on any of them, and may be on the opposite sides of public orders executed on the floor of an exchange where the stocks are listed.
The Sponsor may trade for its own account as an odd-lot dealer, market maker, block positioner and/or arbitrageur in any of the Trust's
Portfolio securities or options on them. Although the Sponsor may trade for its own account as an odd-lot dealer, market maker, block positioner and/or arbitrageur in any of the Securities or options on them, all such trades are executed separately from, and have no influence upon, any trades in Securities that may be made on behalf of the Trust itself. The Sponsor does not execute trades on behalf of the Trust.

 Except as may be disclosed in Part A of this Prospectus, the Sponsor does not know of any pending litigation as of the date of this Prospectus that might reasonably be expected to have a material adverse effect on the Trust, although pending litigation may have a material adverse effect on the value of stocks in the Portfolio. In addition, at any time after the date of this Prospectus, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the stocks in the Portfolio or the issuers of such stocks. Changing approaches to regulation may have a negative impact on certain companies represented in the Portfolio. There can be no assurance that future litigation, legislation, regulation or deregulation will not have a material adverse effect on the Portfolio or will not impair the ability of issuers of the Trust's Portfolio stocks to achieve their business goals.

 Certain of the Trust's Portfolio stocks may be attractive acquisition candidates pursuant to mergers, acquisitions and tender offers. In general, tender offers involve a bid by an issuer or other acquiror to acquire a stock based on the terms of its offer. Payment generally takes the form of cash, securities (typically bonds or notes), or cash and securities. The Indenture contains provisions requiring the Trustee to follow certain procedures regarding mergers, acquisitions, tender offers and other corporate actions. Under certain circumstances, the
Trustee, at the direction of the Sponsor, may hold or sell any stock or securities received in connection with such corporate actions (see
"Administration of the Trust--Portfolio
Supervision" in this Prospectus Part B).
              FEDERAL INCOME TAXES

 In the opinion of Carter Ledyard & Milburn LLP, counsel for the Sponsor, under existing law:

 1. The Trust is not an association taxable as a corporation for federal income tax purposes.
Under the Internal Revenue Code of 1986, as amended (the "Code"), each Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholder. Each Unitholder will be considered to have received all of the dividends paid on such Unitholder's pro rata portion of each Security when such dividends are received by the Trust, whether or not such dividends are used to pay a portion of Trust expenses or whether they are automatically reinvested in additional
Trust Units (see "Reinvestment Plan" in this
Prospectus Part B).

 2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, or other disposition) or when the Unitholder sells its Units or redeems its Units for cash. The total tax cost of each Unit to a Unitholder is allocated among each of the Securities in accordance with the proportion of the Trust comprised by each Security to determine the per Unit tax cost for each Security.

 3 The Trust is not an association taxable as a corporation for New York State income tax purposes. Under New York State law, each
Unitholder will be treated as the owner of a pro rata portion of the Trust and the income of the Trust will be treated as income of the Unitholders.

 The following general discussion of the federal income tax treatment of an investment in Units of the Trust is based on the Code and United States
Treasury Regulations (established under the Code) as in effect on the date of this Prospectus. The federal income tax treatment applicable to a Unitholder may depend upon the Unitholder's particular tax circumstances. The tax treatment applicable to non-U.S. investors is not addressed in this Prospectus. Future legislative, judicial or administrative changes could modify the statements below and could affect the tax consequences to Unitholders. Accordingly, each
Unitholder is advised to consult his or her own tax advisor concerning the effect of an investment in Units.

 General. Each Unitholder must report on its federal income tax return a pro rata share of the entire income of the Trust, derived from dividends on Portfolio stocks, gains or losses upon dispositions of Securities by the Trust and a pro rata share of the expenses of the Trust
(see "Tax Law Applicable to Dividends and Long
Term Capital Gain," below).

 Distributions with respect to Portfolio stock, to the extent they do not exceed current or accumulated earnings and profits of the distributing corporation (as calculated under the U.S. tax accounting principles), will be treated as dividends to the Unitholders and will be subject to income tax at ordinary rates.

 To the extent distributions with respect to a Portfolio stock were to exceed the issuing corporation's current and accumulated earnings and profits, they would not constitute dividends.
Rather, they would be treated as a tax free return of capital and would reduce a Unitholder's tax cost for such stock. This reduction in basis would increase any gain, or reduce any loss, realized by the Unitholder on any subsequent sale or other disposition of such stock or of Units.
After the tax cost has been reduced to zero, any additional distributions in excess of current and accumulated earnings and profits would be taxable as gain from the sale of Portfolio stock.

 A Unitholder who is an individual, estate or trust may be disallowed certain "miscellaneous" itemized deductions described in Code Section 67, including compensation paid to the Trustee and administrative expenses of the Trust, to the extent these itemized deductions, in the aggregate, do not exceed two percent of the Unitholder's adjusted gross income. Thus, a Unitholder's taxable income from an investment in Units may further exceed amounts distributed to the extent amounts are used by the Trust to pay expenses.

 Unitholders will be taxed in the manner
discussed above regardless of whether
distributions from the Trust are actually received by the Unitholder in cash or are reinvested pursuant to the "Reinvestment Plan" described later in this Prospectus Part B.
Unitholders exercising the "Exchange Option" may also experience certain adverse tax consequences as described in "Public Offering of Units--
Exchange Option" in this Prospectus Part B.

 Corporate Dividends-Received Deduction. Corporate holders of Units may be eligible for the dividends-received deduction with respect to their pro rata share of dividends received by the Trust from U.S. corporations, if any, subject to the limitations provided in Sections 246 and 246A of the Code. A portion of the dividends-received deduction may, however, be subject to the alternative minimum tax. Individuals, partnerships, trusts, S corporations and certain other entities are not eligible for the dividends-received deduction.

 Tax Law Applicable to Dividends and Long-Term
Capital Gain. Under tax legislation enacted during 2003, dividends received by individual
U.S. Holders, and long-term capital gain realized by individual U.S. Holders, generally are subject to a reduced maximum tax rate of 15 percent through December 31, 2008. The reduced rate on capital gains applies to sales and exchanges on or after May 6, 2003 and the reduced rates on dividend income to dividends received after December 31, 2002. The rate reduction does not apply to dividends received in respect of certain short-term or hedged positions or in certain other situations. U.S. Holders should consult their own tax advisors regarding the implications of these rules in light of their particular circumstances.

             PUBLIC OFFERING OF UNITS

 Public Offering Price. The public offering price per Unit is based on the aggregate market value of the Securities, next determined after the receipt of a purchase order, divided by the number of Units outstanding plus the sales charge set forth below. The public offering price per Unit is computed by dividing the Trust Fund
Evaluation, next determined after receipt of a purchase order, by the number of Units outstanding plus the sales charge. (See
"Valuation" in this Prospectus Part B.) The
Public Offering Price on any date subsequent to the Initial Date of Deposit will vary from the Public Offering Price calculated on the Business
Day prior to the Initial Date of Deposit (as set forth under "Essential Information Regarding the Trust" in Part A of this Prospecuts) due to fluctuations in the value of the Portfolio stocks, among other factors. In addition, during the initial public offering period, a portion of the Public Offering Price also consists of an amount sufficient to reimburse the Sponsor for the payment of all or a portion of the Initial
Organizational Costs in the amount shown as a per Unit amount in "Essential Information Regarding the Trust" in Part A of this Prospectus. The
Initial Organizational Costs include the cost of preparing the registration statement, trust documents and closing documents for the Trust, registering with the Securities and Exchange
Commission (the "SEC") and the 50 States, the initial fees of the Trustee's and Sponsor's counsel, and the initial audit of the Trust's
Portfolio. The sales charge will not be assessed on those securities held in the Trust and sold by the Trustee at the end of the public offering period to reimburse the Sponsor for the Initial
Organizational Costs. See "Administration of the
Trust--Accounts" in this Prospectus Part B for a description of the method by which the Trustee will sell such securities.

 Sales Charge and Volume Discount. Units will be charged a Total Sales Charge of approximately
3.50% per 1,000 Units which is a combination of the Initial and Deferred Sales Charges. The
Initial Sales Charge will be 1.00% of the Public
Offering Price. Assuming a purchase on the Initial Date of Deposit of 1,000 Units, the
Initial Sales Charge will be $10.00. Commencing in the seventh (7th) month and continuing through the eleventh (11th) month of the Trust's first year and in the seventh (7th) through the eleventh (11th) months of the second year of the Trust's three-year life, the Total Deferred Sales
Charge per 1,000 Units will be $25.00 ($2.50 per month), approximately 2.50% of the Public
Offering Price. Because the Deferred Sales Charge per 1,000 Units is $25.00 regardless of the price paid for Units, the Total Sales Charge expressed as a percentage of the Public Offering Price will vary with the price you pay to purchase Units.
So, for example, if you buy 1,000 Units for $1,000 (including the Initial Sales Charge of
$10.00) and hold the Units until the Trust terminates, you would pay a Total Sales Charge of $35.00 or 3.50% of the acquisition price for such Units. If, however, you buy 1,000 Units for $900
(including the Initial Sales Charge of $9.00, you will pay a Total Sales Charge of $34.00 or 3.78% of the acquisition price for such Units.
Conversely, if an investor bought 1,000 Units for $1,100 (including the Initial Sales Charge of
$11.00), such investor would pay a total of $36.00 or 3.27% of the acquisition price for such Units.

 The monthly Deferred Sales Charge is a charge of $2.50 per 1,000 Units and is accrued in five (5) monthly installments during the Trust's first year and five (5) monthly installments in the Trust's second year. Units purchased after an accrual date for a Deferred Sales Charge installment are not subject to any Deferred Sales
Charge installments prior to such purchase date.
Units redeemed or repurchased prior to the accrual of the final Deferred Sales Charge installment will have the amount of any installments remaining deducted from the redemption or repurchase proceeds or deducted in calculating an in-kind redemption, although this deduction will be waived in the event of death or disability (as defined in the Internal Revenue
Code) of an investor. If Units are sold, redeemed, or exchanged on or prior to February
28, 2005, only the balance of the Deferred Sales
Charges remaining for the first year of the Trust will be deducted. If Units are sold, redeemed or exchanged after February 28, 2005, the remaining balance of the Deferred Sales Charges for the second year of the Trust will be deducted.

 The Deferred Sales Charge will be accrued on the books of the Trust and will be paid to the Sponsor, upon the Sponsor's request. The Trustee is directed to sell Portfolio securities to make this payment. It is anticipated that securities will not be sold to pay the Deferred Sales
Charges until after month 12 and again after month 24 of the Trust's three year life.
Investors will be at risk for market price fluctuations in the Portfolio securities from the several installment accrual dates to the date of actual sales of such securities to satisfy this liability.

 A discount in the sales charge is available to volume purchasers of Units due to economies of scale in sales effort and sales related expenses relating to volume purchases. The sales charge applicable to volume purchasers of Units is reduced on a graduated scale as set forth below for sales made on a single day to any person of at least $50,000 or 50,000 Units, applied on whichever basis is more favorable to the purchaser.

                                                                                       Maximum Dollar
                                                                                       Amount of
                     Initial Sales Charge             Total Sales Charge               Deferred Sales
                                                                                       Maximum Dollar
Aggregate Dollar     As % of Public  As % of Net      As % of Public  As % of Net      Charge per
Value of Units*      Offering Price  Amount Invested  Offering Price  Amount Invested  1,000 Units
Up to $49,999.........1.00%          1.01%            3.50%           3.63%            $25.00
$50,000 to $99,999....0.75%          0.76%            3.25%           3.36%            $25.00
$100,000 to $249,999..0.25%          0.25%            2.75%           2.83%            $25.00
$250,000 to $999,999..0.00%          0.00%            2.50%           2.56%            $25.00
$1,000,000 or more....0.00%          0.00%            1.75%           1.78%            $17.50

__________________
* The Initial Sales Charge applicable to
volume purchasers according to the table above
will be applied either on a dollar or Unit basis,
depending upon which basis provides a more
favorable purchase price to the purchaser.

The volume discount on the Initial Sales
Charge shown above will apply to all purchases of Units on any one day by the same person in the amounts stated herein, and for this purpose purchases of Units of this Trust will be aggregated with concurrent purchases of any other trust which may be offered by the Sponsor. Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced Initial Sales Charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

No Initial Sales Charge will be imposed on Units of the Trust acquired by Unitholders in connection with participation in the Reinvestment
Plan (see "Reinvestment Plan" in this Prospectus
Part B).

Employee Discount. Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor and its affiliates, the Sponsor intends to permit employees of the Sponsor and its affiliates and certain of their relatives to purchase Units of the Trust at a reduced sales charge.

Eligible Accounts. Investors holding Units of the Trust in certain eligible fee-based accounts offered by the Sponsor will pay no sales charges.

Exchange Option. Unitholders may elect to exchange any or all of their Units of this Special Situations Series of the Equity
Opportunity Trust for units of one or more of any series of Municipal Bond Fund ("UBS Series"); The
Municipal Bond Trust ("National Series"); The
Municipal Bond Trust, Multi-State Program
("Multi-State Series"); The Municipal Bond Trust,
California Series ("California Series"); The
Corporate Bond Trust ("Corporate Series"); UBS
Pathfinders Trust ("Pathfinders Series"); The UBS
Federal Government Trust ("Government Series");
The Municipal Bond Trust, Insured Series
("Insured Series"); or the Equity Opportunity
Trust ("Equity Series") (collectively referred to as the "Exchange Trusts"), at a Public Offering
Price for the Units of the Exchange Trusts to be acquired based on a reduced sales charge under certain circumstances as discussed below.
Unitholders of this Trust are not eligible for the Exchange Option into any Exchange Trust designated as a rollover series following the cut-off date announced by the Sponsor prior to termination of such Exchange Trust. The purpose of such reduced sales charge is to permit the Sponsor to pass on the Unitholder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expenses required for the Exchange Option.

Each Exchange Trust has different
investment objectives, therefore a Unitholder should read the prospectus for the applicable exchange trust carefully prior to exercising this option. For example, Exchange Trusts having as their objective the receipt of tax-exempt interest income would not be suitable for tax-deferred investment plans such as Individual
Retirement Accounts. A Unitholder who purchased
Units of this Trust and paid the Initial Sales
Charge and any Deferred Sales Charges that, in total, was an amount less than the per Unit, per 100 Unit or per 1,000 Unit sales charge of the series of the Exchange Trust for which such Unitholder desires to exchange into, will be allowed to exercise the Exchange Option at the Unit Offering Price plus the reduced sales charge, provided the Unitholder has held the Units for at least five months and otherwise complies with the Exchange Option as described below. Any such Unitholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit
Offering Price plus a sales charge based on the greater of the reduced sales charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange. Owners of Units of this Trust electing to use the Exchange Option in connection with units of other Exchange Trusts subject to a deferred sales charge ("Deferred
Sales Charge Units") will be permitted to acquire
Deferred Sales Charge Units, at their then-current net asset value, with no Initial Sales
Charge imposed. Deferred Sales Charge Units acquired through the Exchange Option will continue to be subject to the deferred sales charge installments remaining on those Deferred
Sales Charge Units so acquired.

The Sponsor will permit exchanges at the reduced sales charge as described below provided there is either a primary market for Units or a secondary market maintained by the Sponsor in both the Units of this Trust and units of the applicable Exchange Trust and there are units of the applicable Exchange Trust available for sale.
While the Sponsor has indicated that it intends to maintain a market for the Units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for Units will in fact exist on any given date at which a Unitholder wishes to sell his or her Units of this series and thus there is no assurance that the Exchange Option will be available to a Unitholder. Exchanges will be effected in whole
Units only. Any excess proceeds from Unitholders'
Units being surrendered will be returned.
Unitholders will be permitted to advance new money in order to complete an exchange to round up to the next highest number of Units.

An exchange of units pursuant to the
Exchange Option will normally constitute a "taxable event" under the Code, i.e., a Unitholder will recognize a tax gain or loss.
Unitholders are advised to consult their own tax advisors as to the tax consequences of exchanging units in their particular case.

The Sponsor reserves the right to modify, suspend or terminate this plan at any time without further notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he or she wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his or her Units without further instruction from the Unitholder.

Unitholders may exercise the Exchange
Option only within 30 days following the sale of their Units of this series to the Sponsor.
Thereafter, units of any Exchange Trust will be purchased at the then-current sales charge for such Units, rather than at the reduced sales charge as provided under the Exchange Option. To exercise the Exchange Option, a Unitholder should notify the Sponsor of his or her desire to exercise the Exchange Option and to use the proceeds from the sale of his or her Units of this series to purchase units of one or more of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, and if such units may lawfully be sold in the state in which the Unitholder resides, the Unitholder may select the series or group of series for which he or she desires his or her investment to be exchanged.
The Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he or she indicates interest.

The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the Trust Fund
Evaluation per Unit (see "Public Offering of
Units--Secondary Market"). Units of the Exchange
Trust, however, will be sold to the Unitholder at a reduced sales charge as discussed above.
Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling
Unitholder.

Conversion Option. Owners of units of any registered unit investment trust sponsored by others which was initially offered at a maximum applicable sales charge of at least 2.5% (a
"Conversion Trust") may elect to apply the cash proceeds of the sale or redemption of those units
("Conversion Trust Units") directly to acquire available units of any Exchange Trust having an up-front sales load at a reduced sales charge of $15 per Unit, per 100 Units in the case of Exchange Trusts having a Unit price of approximately $10, or per 1,000 Units in the case of Exchange Trusts having a Unit price of approximately $1, subject to the terms and conditions applicable to the Exchange Option
(except that no secondary market is required for Conversion Trust Units). Owners of Conversion
Trust Units also will be permitted to use the cash proceeds received from the sale or redemption of those units to acquire units of this Trust, or any other Deferred Sales Charge
Units, at their then-current net asset value, with no Initial Sales Charge imposed. Deferred
Sales Charge Units acquired through the
Conversion Option will continue to be subject to the deferred sales charge installments remaining on those Deferred Sales Charge Units so acquired.
In the case of existing UBS Financial Services
Inc. clients, Unitholders may exercise the Conversion Option only within 30 days following the sale of their Conversion Trust Units to the Sponsor. Thereafter, Units of any Exchange Trust will be purchased at the then-current sales charge for such Units, rather than at the reduced sales charge as provided under the Conversion
Option.To exercise this Conversion Option, the owner should notify his or her retail broker. He or she will be given a prospectus for each series in which he or she indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion Trust. In addition, any dealer other than UBS Financial
Services Inc. must certify to the Sponsor that the purchase of the units of the Exchange Trust is being made pursuant to and is eligible for the Conversion Option as described herein. The dealer will be entitled to two-thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time with notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per Unit, per 100 Units or per 1,000 Units, as applicable, than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion see "Public Offering of Units--Exchange Option" in this Prospectus
Part B.

Distribution of Units. The minimum purchase in the initial public offering is $250. Only whole Units may be purchased.

The Sponsor is the sole underwriter of the Units. Sales may, however, be made to dealers who are members of the National Association of Securities Dealers, Inc. ("NASD") at prices which include a concession during the initial offering period, as set forth in the table below.

Aggregate dollar
value of units            Concession
Less than $50,000         2.20%
$50,000 to $99,999.       2.00%
$100,000 to $249,999      1.60%
$250,000 to $999,999.     1.40%
$1,000,000 or more.       0.80%

The difference between the sales charge and the dealer concession will be retained by the Sponsor. In the event that the dealer concession is 90% or more of the sales charge per Unit, dealers taking advantage of such concession may be deemed to be underwriters under the Securities
Act of 1933.

The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States, the District of Columbia and the Commonwealth of Puerto Rico.

Secondary Market for Units. While not
obligated to do so, the Sponsor intends to maintain a secondary market for the Units and continuously offer to purchase Units at the Trust
Fund Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The Sponsor may cease to maintain such a market at any time, and from time to time, without notice. In the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender such Units to the Trustee for redemption at the price calculated in the manner set forth under "Redemption" in this Prospectus
Part B. During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second Business
Day following such presentation and Unitholders will receive the Redemption Value next determined after receipt by the Trustee of the redemption request. Redemption requests in excess of $500,000 may be redeemed "in-kind" as described under "Redemption." The Sponsor does not in any way guarantee the enforceability, marketability, value or price of any of the Stocks in the Trust, nor that of the Units.

Investors should note that the Trust Fund
Evaluation per Unit at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.

The Sponsor may redeem any Units it has
purchased in the secondary market if it
determines for any reason that it is undesirable to continue to hold these Units in its inventory.
Factors which the Sponsor may consider in making this determination will include the number of units of all series of all trusts which it holds in its inventory, the saleability of the Units and its estimate of the time required to sell the Units and general market conditions.

A Unitholder who wishes to dispose of his or her Units should inquire of his or her bank or broker as to current market prices in order to determine if over-the-counter prices exist in excess of the redemption price and the repurchase price (see "Redemption" in this Prospectus Part
B).

Sponsor's Profits. In addition to the
applicable sales charge, the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Portfolio stocks to the Sponsor and the price at which it deposits the stocks in the Trust in exchange for Units, which is the value of the Portfolio stocks, determined by the Trustee as described under "Valuation" in this Prospectus Part B. The cost of Portfolio stock to the Sponsor includes the amount paid by the Sponsor for brokerage commissions.

Cash, if any, received from Unitholders
prior to the settlement date for the purchase of Units or prior to the payment for Portfolio securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of
1934 and may be of benefit to the Sponsor.

In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.

                 REDEMPTION

Units may be tendered to Investors Bank &
Trust Company for redemption at its office in person, or by mail at Hancock Tower, 200
Clarendon Street, Boston, MA 02116 upon payment of any transfer or similar tax which must be paid to effect the redemption. At the present time, there are no such taxes. No redemption fee will be charged by the Sponsor or Trustee, but any applicable Deferred Sales Charge installments, as described below, will be deducted at that time. A written instrument of redemption must be signed by the Unitholder. Unitholders must sign exactly as their names appear on the records of the Trustee with signatures guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator, or certificates of corporate authority. Unitholders should contact the Trustee to determine whether additional documents are necessary. Any Units tendered to the Trustee for redemption that are not repurchased by the Sponsor will be cancelled and those Units will no longer be offered for sale.

Units will be redeemed at the Redemption
Value per Unit next determined after receipt of the redemption request in good order by the Trustee. The Redemption Value per Unit is determined by dividing the Trust Fund Evaluation by the number of Units outstanding. (See
"Valuation" in this Prospectus Part B.)
Unitholders who redeem prior to the accrual of the final Deferred Sales Charges installment, may, depending upon the date of such redemption, have the amount of any installments remaining deducted from their redemption proceeds or deducted in calculating an in-kind redemption, although this deduction will be waived in the event of death or disability (as defined in the Internal Revenue Code) of an investor. If Units are sold, redeemed, or exchanged on or prior to February 28, 2005, only the balance of the Deferred Sales Charges remaining for the first year of the Trust will be deducted. If Units are sold, redeemed or exchanged after February 28, 2005, the remaining balance of the Deferred Sales
Charges for the second year of the Trust will be deducted.

A redemption request is deemed received on the Business Day when such request is received prior to the closing time of the regular trading session on the New York Stock Exchange, Inc.
(ordinarily 4:00 p.m. New York Time.) If it is received after that time, it is deemed received on the next Business Day. Proceeds of a redemption will be paid to the Unitholder no later than the seventh calendar day following the date of tender (or if the seventh calendar day is not a Business Day on the first Business Day prior thereto).

With respect to cash redemptions, amounts representing income received shall be withdrawn from the Income Account, and, to the extent such balance is insufficient and for remaining amounts, from the Capital Account. The Trustee is empowered, to the extent necessary, to sell
Portfolio Securities to meet redemptions. The
Trustee will sell Securities in such manner as is directed by the Sponsor. In the event no such direction is given, Portfolio Stocks will be sold pro rata, to the extent possible, and if not possible, the Trustee may designate Portfolio
Securities to be sold. (See "Administration of the Trust" in this Prospectus Part B.) However, with respect to redemption requests in excess of $500,000, the Sponsor may determine in its sole discretion to direct the Trustee to redeem Units
"in kind" by distributing Portfolio Stocks to the redeeming Unitholder. When Portfolio Stocks are so distributed, a proportionate amount of each such Stock will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible.
The Sponsor may direct the Trustee to redeem
Units "in kind" even if it is then maintaining a secondary market in Units of the Trust. Portfolio
Securities will be valued for this purpose as set forth under "Valuation" in this Prospectus Part
B. A Unitholder receiving a redemption "in kind" may incur brokerage or other transaction costs in converting the Portfolio Stocks distributed into cash. The availability of redemption "in kind" is subject to compliance with all applicable laws and regulations, including the Securities Act of 1933.

To the extent that Portfolio Securities are redeemed in kind or sold, the size and diversity of the Trust will be reduced. Sales will usually be required at a time when Portfolio Securities would not otherwise be sold and may result in lower prices than might otherwise be realized.
The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the Portfolio at the time of redemption. In addition, because of the minimum amounts in which Portfolio
Securities are required to be sold, the proceeds of sale may exceed the amount required at the time to redeem Units; these excess proceeds will be distributed to Unitholders on the Distribution
Dates.

The Trustee may, in its discretion, and
will, when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock
Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the SEC determined that trading on the New
York Stock Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the SEC may by order permit for the protection of Unitholders. The Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement, or any failure to suspend or postpone when done in the Trustee's discretion.

                 VALUATION

The Trustee will calculate the Trust's
value ("Trust Fund Evaluation") per Unit at the Evaluation Time set forth under "Essential
Information Regarding the Trust" in Part A of this Prospectus (1) on each Business Day as long as the Sponsor is maintaining a bid in the secondary market, (2) on the Business Day on which any Unit is tendered for redemption, (3) on any other day desired by the Sponsor or the Trustee and (4) upon termination, by adding (a) the aggregate value of the Trust's Portfolio
Securities and other assets determined by the Trustee as set forth below, (b) cash on hand in the Trust, including dividends receivable on Portfolio Stock trading ex-dividend and income accrued held but not yet distributed (other than any cash held in any reserve account established under the Indenture or cash held for the purchase of Contract Securities) and (c) accounts receivable for Portfolio Securities sold and any other assets of the Trust not included in (a) and
(b) above, and deducting therefrom the sum of (v) taxes or other governmental charges against the Trust not previously deducted, (w) accrued fees and expenses of the Trustee and the Sponsor
(including legal and auditing expenses), other
Trust expenses and any accrued Deferred Sales
Charge installment not yet paid to the Sponsor
(x) cash allocated for distributions to
Unitholders and amounts, if any, owed to the Sponsor in reimbursement of Initial
Organizational Costs and the Creation and Development Fee and (y) accounts payable for Units tendered for redemption and any other liabilities of the Trust Fund not included in
(v), (w), (x) and (y) above. The per Unit Trust
Fund Evaluation is calculated by dividing the result of such computation by the number of Units outstanding as of the date thereof. Business Days do not include Saturdays, Sundays, New Year's
Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day and other days that the New York Stock Exchange is closed.

The value of Stocks will be determined by the Trustee in good faith in the following manner: if the domestic Stocks are listed on one or more national securities exchanges or on the National Market System maintained by the NASDAQ
Stock Market, such evaluation will be based on the closing sale price on that day or, in the case of the NASDAQ, at the official closing price on that day on the exchange which is the principal market for the Stock (deemed to be the New York Stock Exchange if the Stocks are listed thereon). If the Trustee determines that such price is not a basis for the value of the stocks, then (1) if there is no such appropriate closing sale price on such exchange, at the mean between the closing bid and asked prices on such exchange
(unless the Trustee deems such price
inappropriate as a basis for evaluation), (2) if the Stocks are not so listed or, if so listed and the principal market for the Stock is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or (3) if there is no such appropriate closing price, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the Stock in good faith on the bid side of the market, or (d) by any combination of the above. The tender of a Stock pursuant to a tender offer will not affect the method of valuing such Stock.

COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION VALUE

The Trust's Portfolio Stocks are valued on the same basis for the initial and secondary markets and for purposes of redemptions. On the Business Day prior to the Initial Date of Deposit, the Public Offering Price per Unit
(which figure includes the Initial Sales Charge) exceeded the Redemption Value. (See "Essential
Information" in Part A of this Prospectus). The prices of Portfolio Stocks are expected to vary.
For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units. Also, as of the close of the initial public offering period, the Redemption Value per Unit will be reduced to reflect the sale of Portfolio
Securities made to reimburse the Sponsor for the Initial Organizational Costs.

              EXPENSES OF THE TRUST

The Sponsor will receive a fee, which is earned for portfolio supervisory services, and which is based upon the largest number of Units outstanding during the calendar year. The
Sponsor's fee, which is not to exceed $0.00035 per Unit per calendar year, may exceed the actual costs of providing portfolio supervisory services for the Trust, but at no time will the total amount it receives for portfolio supervisory services rendered to all series of unit investment trusts sponsored by UBS Financial
Services Inc. in any calendar year exceed the aggregate cost to it of supplying such services in such year.

For its services as Trustee and Evaluator, the Trustee will be paid in monthly installments, annually $0.00170 per Unit, based on the largest number of Units outstanding during the previous month. In addition, the regular and recurring expenses of the Trust are estimated to be $0.00085 per Unit, which include, but are not limited to certain mailing, printing, and audit expenses. Expenses in excess of this estimate will be borne by the Trust. The Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created by the Indenture or to the extent the Trustee, including its affiliates, acting in its individual capacity, provides other services, such as brokerage services, to the Trust.

The Sponsor's fee and Trustee's fee may be increased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor or, if the Price Index is no longer published, a similar index as determined by the Trustee and Sponsor.

In addition to the above, the following
charges are or may be incurred by the Trust and paid from the Income Account, or, to the extent funds are not available in such Account, from the Capital Account (see "Administration of the
Trust--Accounts" in this Prospectus Part B): (1) fees for the Trustee for extraordinary services;
(2) expenses of the Trustee (including legal and auditing expenses) and of counsel; (3) various governmental charges; (4) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or willful misconduct on its part; (6) brokerage commissions and other expenses incurred in connection with the purchase and sale of Securities; and (7) expenses incurred upon termination of the Trust. In addition, to the extent then permitted by the SEC, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Federal or state securities laws so long as the Sponsor is maintaining a secondary market
(including, but not limited to, legal, auditing and printing expenses).

The accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any annual audit expense which exceeds $0.00050 per Unit. Unitholders covered by the audit during the year may receive a copy of the audited financial statements upon request.

The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust. Based upon the last dividend paid prior to the Initial Date of Deposit, dividends on the Trust's Portfolio
Stocks are expected to be sufficient to pay the entire amount of estimated expenses of the Trust.
To the extent that dividends paid with respect to the Trust's Portfolio Stocks are not sufficient to meet the expenses of the Trust, the Trustee is authorized to sell such Securities to meet the expenses of the Trust. Portfolio Securities will be selected in the same manner as is set forth under "Redemption" in this Prospectus Part B.

              RIGHTS OF UNITHOLDERS

Ownership of Units is evidenced by
recordation on the books of the Trustee. In order to avoid additional operating costs and for investor convenience, certificates will not be issued.

                DISTRIBUTIONS

The Trustee will distribute net dividends and interest, if any, from the Income Account and will make distributions from the Capital Account to Unitholders of record on the preceding Record
Date on the Distribution Dates set forth in "Essential Information Regarding the Trust" in
Part A of this Prospectus. Distributions of less than $0.0050 per Unit need not be made from the Capital Account on any Distribution Date. See
"Essential Information Regarding the Trust" in
Part A of this Prospectus. Whenever required for regulatory or tax purposes, the Trustee will make special distributions of any dividends or capital on special Distribution Dates to Unitholders of record on special Record Dates declared by the Trustee.

If and to the extent that the Sponsor, on behalf of the Trust, receives a favorable response to a no-action letter request which it intends to submit to the Division of Investment
Management of the SEC with respect to reinvesting cash proceeds received by the Trust, the Trustee may reinvest such cash proceeds in additional
Securities held in the Trust Fund at such time.
Such reinvestment shall be made so that each deposit of additional Securities shall be made so as to match as closely as practicable the percentage relationships of shares of Stocks and such reinvestment shall be made in accordance with the parameters set forth in the no-action letter response. If the Sponsor and the Trustee determine that it shall be necessary to amend the Indenture to comply with the parameters set forth in the no-action letter response, such documents may be amended without the consent of Unitholders. There can be no assurance that the Sponsor will receive a favorable no-action letter response.

Unitholders may elect to have their Income
Account and Capital Account distributions automatically reinvested into additional Units of the Trust at no Initial Sales Charge. (See
"Reinvestment Plan" in this Prospectus Part B.)

Upon termination of the Trust, each
Unitholder of record on such date will receive his or her pro rata share of the amounts realized upon disposition of the Securities plus any other assets of the Trust, less expenses of the Trust.
(See "Termination of the Trust" in this
Prospectus Part B.) As discussed above under
"Public Offering of Units--Exchange Option",
Unitholders in lieu of receiving his or her pro rata share of such amounts, may acquire Units of an Exchange Trust.

               REINVESTMENT PLAN

Income Account and Capital Account
distributions on Units may be automatically reinvested in additional Units of the Trust without any Initial Sales Charge by participating in the Trust's Reinvestment Plan (the
"Reinvestment Plan"). To participate in the Reinvestment Plan, a Unitholder must contact his or her broker, dealer or financial institution to determine whether he may participate in the Reinvestment Plan. Under the Reinvestment Plan, the Units acquired for current Unitholders will be either Units already held in inventory by the Sponsor or new Units created by the Sponsor's deposit of Additional Securities, contracts to purchase Additional Securities or cash (or a bank letter of credit in lieu of cash) with instructions to purchase Additional Securities.
Deposits or purchases of Additional Securities will be made so as to maintain the percentage relationships of shares of Stocks, except as discussed under "The Trust" in this Prospectus
Part B. If a Unitholder elects to participate in the Reinvestment Plan, in addition to the reinvestment Units he or she will receive, the Unitholder will also be credited additional Units with a dollar value at the time of reinvestment sufficient to offset the amount of any remaining deferred sales charge to be collected on such reinvestment Units. The dollar value of these additional Units (as with all Units) will fluctuate over time. Under the Reinvestment Plan, the Trust will pay the distributions to the Trustee which in turn will purchase for those participating Unitholders whole Units of the Trust at the price determined as of the close of business on the Distribution Date and will add such Units to the Unitholder's account. The
Unitholder's account statement will reflect the reinvestment. The Trustee will not issue fractional Units, thus any cash remaining after purchasing the maximum number of whole Units will be distributed to the Unitholder. Unitholders wishing to terminate their participation in the Reinvestment Plan must notify their broker, dealer or financial institution of such decision.
The Sponsor reserves the right to amend, modify or terminate the Reinvestment Plan (except that in no event may the Reinvestment Plan be amended or modified in such a way as to require payment of deferred sales charges on Reinvestment Units unless the Unitholder will receive additional
Units or cash to offset such deferred sales charges) at any time without prior notice.
Unitholders receiving Units as a result of their participation in the Reinvestment Plan will be taxed with respect to such Units in the manner described in "Federal Income Taxes" earlier in this Prospectus Part B.

             ADMINISTRATION OF THE TRUST

 Accounts. All dividends and interest received on the Trust's Portfolio Securities, proceeds from the sale of such Securities or other moneys received by the Trustee on behalf of the Trust may be held in trust in non-interest bearing accounts until required to be disbursed.

The Trustee will credit on its books to an Income Account dividends and interest income, if any, on Portfolio Stocks in the Trust. All other receipts (i.e., return of principal and gains) are credited on its books to a Capital Account. A record will be kept of qualifying dividends within the Income Account. The pro rata share of the Income Account and the pro rata share of the Capital Account represented by each Unit will be computed by the Trustee as set forth under "Valuation" in this Prospectus Part B.

The Trustee will deduct from the Income
Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay expenses incurred by the Trust. (See "Expenses of the Trust" in this Prospectus Part B.) In addition, the Trustee may withdraw from the Income Account and the Capital
Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See
"Redemption" in this Prospectus Part B.)

In addition, distributions of amounts
necessary to pay (1) the Initial Organizational
Costs, (2) the Creation and Development Fee and
(3) the Deferred Sales Charges will be made from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, to special accounts maintained by the Trustee for purposes of (1) reimbursing the Sponsor, (2)
paying the Creation and Development Fee and (3) satisfying Unitholders' Deferred Sales Charges obligations, respectively. To the extent that funds are not available in the Capital Account to meet certain charges or expenses, the Trustee may sell Portfolio Securities. Upon notification from the Sponsor that the Initial Offering Period is terminated, the Trustee, at the direction of the Sponsor, will cause the sale of Portfolio
Securities in an amount equal to the Initial
Organizational Costs and the Creation and Development Fee as certified to it by the Sponsor. Although the Sponsor may collect the Deferred Sales Charges monthly, currently the Sponsor does not anticipate sales of Portfolio
Securities to pay such sales charges until after month 12 and again after month 24 of the Trust's three year life.

The Trustee may establish reserves
("Reserve Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.

Reports and Records. With any distribution from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.

The Trustee keeps records and accounts of the Trust at its office in Boston, including records of the names and addresses of Unitholders, a current list of Portfolio
Securities and a copy of the Indenture. Records pertaining to a Unitholder or to the Trust (but not to other Unitholders) are available to the Unitholder for inspection at reasonable times during business hours.

Within a reasonable period of time after the end of calendar years 2005 and 2006, the Trustee will furnish each person who was a Unitholder at any time during the calendar year an annual report containing the following information, expressed in reasonable detail both as a dollar amount and as a dollar amount per
Unit: (1) a summary of transactions for such year in the Income and Capital Accounts and any Reserves; (2) any Portfolio Securities sold during such year and the Portfolio Securities held at the end of such year; (3) the Trust Fund
Evaluation per Unit, based upon a computation thereof on the 31st day of December; and (4) amounts distributed to Unitholders during such year. In addition, within a reasonable period of time after the termination of the Trust, the Trustee will furnish each person who was a Unitholder at any time during the calendar year
2007 a report similar to an annual report, which will cover the time period from January 1, 2007 to the termination date.

Portfolio Supervision. In accordance with the Investment Company Act of 1940 and the provisions of the Indenture, the Portfolio of the Trust is not "managed" by the Sponsor or the Trustee. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Portfolio Security upon the occurrence of any materially adverse market or credit factors, that in the opinion of the Sponsor, make the retention of such Securities not in the best interest of the Unitholders.

Securities may also be tendered or sold in the event of a tender offer, merger or acquisition in the manner described under "The
Trust" in this Prospectus Part B. The Trustee may also dispose of Securities where necessary to pay
Initial Organizational Costs, the Creation and
Development Fee, Trust expenses, Deferred Sales
Charge installments or to satisfy redemption requests as directed by the Sponsor and in a manner necessary to maximize the objectives of the Trust, or if not so directed in its own discretion.

             AMENDMENT OF THE INDENTURE

 The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not materially adversely affect the interest of the Unitholders.

 The Indenture may also be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to implement a program to reinvest cash proceeds received by the Trust in connection with corporate actions and in other situations, when and if the Sponsor receives a favorable response to the no-action letter request which it intends to submit to the Division of Investment
Management at the SEC discussed above (see
"Distributions" in this Prospectus Part B). There can be no assurance that a favorable no-action letter response will be received.

 The Indenture may be amended in any respect by the Sponsor and the Trustee with the consent of the holders of 51% of the Units then outstanding;
provided that no such amendment shall (1) reduce the interest in the Trust represented by a Unit or
(2) reduce the percentage of Unitholders required to consent to any such amendment, without the consent of all Unitholders.

 The Trustee will promptly notify Unitholders of the substance of any amendment affecting
Unitholders' rights or their interest in the Trust.

             TERMINATION OF THE TRUST

 The Indenture provides that the Trust will terminate on the Mandatory Termination Date. If the value of the Trust as shown by any evaluation is less than forty percent (40%) of the market value of the Securities upon completion of the deposit of such Securities, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate the Trust. The Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termination
Date as stated in "Essential Information Regarding the Trust."

 Under normal circumstances it is anticipated that the Trustee will sell the Portfolio Securities held in the Trust within 15 days of the termination of the Trust. Moneys held upon the sale of Portfolio Securities will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. Upon termination of the Trust, and after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, the Trustee will then distribute to each Unitholder, such Unitholder's pro rata share in the Income and Capital Accounts. The sale of Stocks held in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.

                  SPONSOR

 The Sponsor, UBS Financial Services Inc., is a corporation organized under the laws of the State of Delaware. The Sponsor is a member firm of the New York Stock Exchange, Inc. as well as other major securities and commodities exchanges and is a member of the National Association of Securities
Dealers, Inc. The Sponsor, its parent and other affiliates are engaged in security and commodity brokerage businesses as well as underwriting and distributing new issues. The Sponsor also acts as a dealer in unlisted securities and municipal bonds and in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

 The Sponsor is an affiliate of UBS Securities
LLC and a wholly-owned subsidiary of UBS AG. The combined U.S. research team consists of approximately 80 senior analysts following over 800 companies. We now have a total of more than 400 analysts worldwide.

The Sponsor, UBS AG, UBS Securities LLC or other affiliates of the Sponsor (collectively, ''Affiliated Entities'') may have acted as underwriter, manager or co-manager of a public offering of the Securities during the last three years; they may serve as specialists in the Securities on one or more stock exchanges and may have a long or short position in any of the Securities or options on any of them, and may be on the opposite side of public orders executed on the floor of an exchange where the Securities are listed. An officer, director or employee of any of the Affiliated Entities may be an officer or director of one or more of the issuers of the Securities. Each of the Affiliated Entities may have either a long or short position in any of the Securities or in options on them. Although any of the Affiliated Entities may trade for its own account as an odd-lot dealer, market maker, block positioner and/or arbitrageur in any of the Securities or options on them, all such trades are executed separately from, and have no influence upon, any trades in Securities that may be made on behalf of the Trust itself. None of the Affiliated Entities execute trades on behalf of the Trust.

 The Indenture provides that the Sponsor will not be liable to the Trustee, the Trust or to the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own willful misfeasance, bad faith, gross negligence or willful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Stocks in the Trust.

 The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.

 If the Sponsor fails to undertake any of its duties under the Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liquidate the Trust.

                CODE OF ETHICS

 The Trust and the Sponsor have each adopted a code of ethics regarding personal securities transactions by the Sponsor's employees. The
Code permits employee investments in securities, including securities that may be purchased or held by the Trust. The Code is designed to prevent fraud, deception and misconduct against the Trust and to provide for reporting of personal securities transactions by certain employees. The Code is on file with the Commission and can be reviewed and copied at the Commission's Public Reference Room in Washington,
DC.  For information on operations of the Public
Reference room, call the Commission at (202) 942-
8090.  The Code is available on the EDGAR
Database on the Commission's Internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section,
Washington, DC 20549-0102.

                  TRUSTEE

 The Trustee is Investors Bank & Trust Company, a
Massachusetts trust company with its principal office at Hancock Tower, 200 Clarendon Street,
Boston, Massachusetts 02116, toll-free number 1-
800-356-2754 (which is subject to supervision by the Massachusetts Commissioner of Banks, the Federal Deposit Insurance Corporation and the
Board of Governors of the Federal Reserve
System).

 The Indenture provides that the Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is required to make, except by reason of its own gross negligence, bad faith or wilful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United
States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The
Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or wilful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust, including the costs and expenses
(including counsel fees) of defending itself against any claim of liability.

The Trustee, including its affiliates,
acting in its individual capacity and not as Trustee, may provide other services, such as brokerage services, to the Trust, and may otherwise deal with the Trust as if it were not the Trustee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  The Statement of Financial Condition and
Schedule of Investments have been audited by Ernst & Young LLP, independent registered public accounting firm and have been included in this Prospectus in reliance upon their report given on their authority as experts in accounting and auditing.

                LEGAL OPINIONS

  The legality of the Units offered by this Prospectus has been passed upon by Carter Ledyard
& Milburn LLP, 2 Wall Street, New York, New York, as counsel for the Sponsor.


                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.2      Opinion of Counsel as to legality of securities
                       being registered
          EX-99.C1     Consent of Independent Registered Public Accounting Firm
          EX-99.A11    Code of Ethics of UBS Financial Services Unit
                       Trusts (incorporated herein by reference to Exhibit
                       No. 5 to the Amendment dated June 9, 2003 to the
                       Registration Statement on Form N-8B-2 (file number
                       811-3722) filed on June 9, 2003.)
                             FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  UBS Financial Services Inc. - Financial Statements incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, Equity Opportunity Trust, Special Situations Series 10
  certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities
  Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the State of New York on the 24th day of May, 2005.
                            EQUITY OPPORTUNITY TRUST
                          SPECIAL SITUATIONS SERIES 10
                                  (Registrant)
                              By: UBS Financial Services Inc.
                                  (Depositor)
                              /s/ CHRISTINE TRIPI
                                  Christine Tripi
                                  First Vice President
  Pursuant to the requirements of the Securities Act of 1933, this
  Registration Statement has been signed on behalf of UBS Financial
  Services Inc., the Depositor, by the following persons in the following capacities and in the City of New York, and State of
  New York, on this 24th day of May, 2005.
  UBS FINANCIAL SERVICES INC.
  Name                        Office
  Mark B. Sutton              Chairman and Chief Executive Officer
                              UBS Financial Services Inc.*
  Robert H. Silver            President and Chief Operating Officer
                              UBS Financial Services Inc.*
  Robert J. Chersi            Director, Executive Vice President,
                              Treasurer, Chief Financial Officer and
                              Assistant Secretary
                              UBS Financial Services Inc.*
  Thomas C. Naratil           Director and Executive Vice President
                              UBS Financial Services Inc.*
  James D. Price              Director and Executive Vice President
                              UBS Financial Services Inc.*
                              By: /s/ CHRISTINE TRIPI
                                      Christine Tripi
                                      Attorney-in-fact*
  *  Executed copies of the powers of attorney have been filed with the Securities and Exchange Commission in connection with the
     Registration Statement on Form S-6 for File No. 333-111109.
                       EXHIBIT INDEX
          EX-99.2      Opinion of Counsel as to legality of securities
                       being registered
          EX-99.C1     Consent of Independent Registered Public Accounting Firm
          EX-99.A11    Code of Ethics of UBS Financial Services Inc. Unit
                       Trusts (incorporated herein by reference to Exhibit
                       No. 5 to the Amendment dated June 9, 2003 to the
                       Registration Statement on Form N-8B-2 (file number
                       811-3722) filed on June 9, 2003.)